Real Estate And Accumulated Depreciation (Detail) (USD $) In Millions, unless otherwise specified							12 Months Ended																																																																																																																				12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Arlington Pentagon City Residence Inn Year	Dec. 31, 2011 Atlanta Marriott Marquis Year	Dec. 31, 2011 Atlanta Marriott Perimeter Center Year	Dec. 31, 2011 Atlanta Marriott Suites Midtown Year	Dec. 31, 2011 Boston Marriott Copley Place Year	Dec. 31, 2011 Calgary Marriott Year	Dec. 31, 2011 Chicago Downtown Courtyard River North Year	Dec. 31, 2011 Chicago Marriott O Hare Year	Dec. 31, 2011 Chicago Marriott Suites Downers Grove Year	Dec. 31, 2011 Chicago Marriott Suites O Hare Year	Dec. 31, 2011 Coronado Island Marriott Resort Year	Dec. 31, 2011 Costa Mesa Marriott Year	Dec. 31, 2011 Courtyard Nashua Year	Dec. 31, 2011 Dallas, Addison Marriott Quorum By The Galleria Year	Dec. 31, 2011 Dayton Marriott Year	Dec. 31, 2011 Delta Meadowvale Resort Conference Center Year	Dec. 31, 2011 Denver Marriott Tech Center Hotel Year	Dec. 31, 2011 Denver Marriott West Year	Dec. 31, 2011 Embassy Suites Chicago Downtown Lakefront Year	Dec. 31, 2011 Four Seasons Hotel Atlanta Year	Dec. 31, 2011 Four Seasons Hotel Philadelphia Year	Dec. 31, 2011 Gaithersburg Marriott Washingtonian Center Year	Dec. 31, 2011 Grand Hyatt Atlanta In Buckhead Year	Dec. 31, 2011 Greensboro Highpoint Marriott Airport Year	Dec. 31, 2011 Harbor Beach Marriott Resort Spa Year	Dec. 31, 2011 Hartford Marriott Rocky Hill Year	Dec. 31, 2011 Hilton Melbourne South Wharf Year	Dec. 31, 2011 Hilton Singer Island Oceanfront Resort Year	Dec. 31, 2011 Houston Airport Marriott Year	Dec. 31, 2011 Houston Marriott At The Texas Medical Center Year	Dec. 31, 2011 Hyatt Regency Cambridge Year	Dec. 31, 2011 Hyatt Regency Maui Resort Spa On Kaanapali Beach Year	Dec. 31, 2011 Hyatt Regency Reston Year	Dec. 31, 2011 Hyatt Regency San Francisco, Burlingame Year	Dec. 31, 2011 Hyatt Regency Washington On Capitol Hill Year	Dec. 31, 2011 JW Marriott Desert Springs Resort Spa Year	Dec. 31, 2011 JW Marriott Hotel Buckhead Atlanta Year	Dec. 31, 2011 JW Marriott Hotel Houston Year	Dec. 31, 2011 JW Marriott Mexico City Year	Dec. 31, 2011 JW Marriott Rio De Janeiro Year	Dec. 31, 2011 JW Marriott Washington, DC Year	Dec. 31, 2011 Kansas City Airport Marriott Year	Dec. 31, 2011 Key Bridge Marriott Year	Dec. 31, 2011 Manchester Grand Hyatt San Diego Year	Dec. 31, 2011 Manhattan Beach Marriott Year	Dec. 31, 2011 Marina Del Rey Marriott Year	Dec. 31, 2011 Marriott At Metro Center Year	Dec. 31, 2011 Memphis Marriott Downtown Year	Dec. 31, 2011 Miami Marriott Biscayne Bay Year	Dec. 31, 2011 Minneapolis Marriott City Center Year	Dec. 31, 2011 New Orleans Marriott Year	Dec. 31, 2011 New York Helmsley Hotel Year	Dec. 31, 2011 New York Marriott Downtown Year	Dec. 31, 2011 New York Marriott Marquis Times Square Year	Dec. 31, 2011 Newark Liberty International Airport Marriott Year	Dec. 31, 2011 Newport Beach Marriott Bayview Year	Dec. 31, 2011 Newport Beach Marriott Hotel Spa Year	Dec. 31, 2011 New Zealand Hotel Portfolio Year	Dec. 31, 2011 Orlando World Center Marriott Resort Convention Center Year	Dec. 31, 2011 Park Ridge Marriott Year	Dec. 31, 2011 Philadelphia Airport Marriott Year	Dec. 31, 2011 Philadelphia Marriott Downtown Year	Dec. 31, 2011 Portland Marriott Downtown Waterfront Year	Dec. 31, 2011 San Antonio Marriott Rivercenter Year	Dec. 31, 2011 San Antonio Marriott Riverwalk Year	Dec. 31, 2011 San Cristobal Tower, Santiago Year	Dec. 31, 2011 San Diego Marriott Hotel Marina Year	Dec. 31, 2011 San Diego Marriott Mission Valley Year	Dec. 31, 2011 San Francisco Airport Marriott Year	Dec. 31, 2011 San Francisco Marriott Fisherman Wharf Year	Dec. 31, 2011 San Francisco Marriott Marquis Year	Dec. 31, 2011 San Ramon Marriott Year	Dec. 31, 2011 Santa Clara Marriott Year	Dec. 31, 2011 Scottsdale Marriott At McDowell Mountains Year	Dec. 31, 2011 Scottsdale Marriott Suites Old Town Year	Dec. 31, 2011 Seattle Airport Marriott Year	Dec. 31, 2011 Sheraton Boston Hotel Year	Dec. 31, 2011 Sheraton Indianapolis Hotel Suites Year	Dec. 31, 2011 Sheraton Needham Hotel Year	Dec. 31, 2011 Sheraton New York Hotel Towers Year	Dec. 31, 2011 Sheraton Parsippany Hotel Year	Dec. 31, 2011 Sheraton San Diego Hotel Marina Year	Dec. 31, 2011 Sheraton Santiago Hotel Convention Center Year	Dec. 31, 2011 St Regis Hotel, Houston Year	Dec. 31, 2011 Swissotel Chicago Year	Dec. 31, 2011 Tampa Airport Marriott Year	Dec. 31, 2011 Tampa Marriott Waterside Hotel Marina Year	Dec. 31, 2011 The Fairmont Kea Lani Maui Year	Dec. 31, 2011 The Ritz Carlton, Amelia Island Year	Dec. 31, 2011 The Ritz Carlton, Buckhead Year	Dec. 31, 2011 The Ritz Carlton, Marina Del Rey Year	Dec. 31, 2011 The Ritz Carlton, Naples Year	Dec. 31, 2011 The Ritz Carlton, Naples Golf Resort Year	Dec. 31, 2011 The Ritz Carlton, Phoenix Year	Dec. 31, 2011 The Ritz Carlton, San Francisco Year	Dec. 31, 2011 The Ritz Carlton, Tysons Corner Year	Dec. 31, 2011 The Westin Buckhead Atlanta Year	Dec. 31, 2011 The Westin Chicago River North Year	Dec. 31, 2011 The Westin Cincinnati Year	Dec. 31, 2011 The Westin Denver Downtown Year	Dec. 31, 2011 The Westin Georgetown, Washington, DC Year	Dec. 31, 2011 The Westin Indianapolis Year	Dec. 31, 2011 The Westin Kierland Resort Spa Year	Dec. 31, 2011 The Westin Los Angeles Airport Year	Dec. 31, 2011 The Westin Mission Hills Resort Spa Year	Dec. 31, 2011 The Westin Seattle Year	Dec. 31, 2011 The Westin South Coast Plaza Year	Dec. 31, 2011 The Westin Waltham Boston Year	Dec. 31, 2011 Toronto Marriott Airport Year	Dec. 31, 2011 Toronto Marriott Downtown Eaton Center Year	Dec. 31, 2011 W New York Year	Dec. 31, 2011 W New York Union Square Year	Dec. 31, 2011 W Seattle Year	Dec. 31, 2011 Washington Dulles Airport Marriott Year	Dec. 31, 2011 Westfields Marriott Washington Dulles Year	Dec. 31, 2011 Total Hotels	Dec. 31, 2011 Other Properties Year
Real Estate and Accumulated Depreciation [Line Items]
Debt	$ 1,006	[1]	$ 1,025	[1]																											$ 134		$ 84														$ 114																$ 104	$ 81	$ 246																																	$ 208								$ 35																$ 1,006
Initial Costs, Land	1,782						6	13				5	7	4	2	5		3	3	14	2	4	6			5	26	7	8					2			18	92	11	16	40	13	16	4	11	13	26				7		20				16	155	19			6	11	16	18			3	6			7		4	11	6				8	3	3	42	3	5	346	8		19	6	29			55	25	14		19	6	10	31		5	33			16	12	100		40	39		9	5		138	48	11		7	1,782
Initial Costs, Buildings & Improvements	9,431						29	184	7	26	203	18	27	26	14	36	53	18	14	27	30	20	26	12	86	48	60	22	88	19	62	17	136	10	10	19	84	212	78	119	230	143	21	26	35	29	98	8	38	548	29	13	24	16	27	27	96	152	79	552	30	14	13	123	157	20	42	144	40	86	45	15	202	23	48	20	278	22	39	48	20	42	262	51	27	409	30	328	11	33	132	9		294	115	81	52	126		63	123	89	84	116	54	89	80	100	280	102	47	175	46	59	24	27	102	145	125	3	32	9,427	4
Subsequent Costs Capitalized	3,807						6	159	38	8	53	14	12	39	5	8	26	6	6	18	8	19	27	10	6	18	20	8	21	8	99		(7)	15	38	17	4	30	18	49	21	117	23	22	7	(4)	42	24	31		14	23	19	35	29	39	109		39	152	4	8	112	(18)	322	10	8	104	20	79	17	1	253	10	37	20	91	17	54	3	9	18	45	9	5	120	8	24	(1)	15	77	20	106	20	58	58	24	97	92	7	23	15	21	1	11	8	11	7	16	14	12	3	9	8	15	17	37		1	36	15	3,791	16
Land	1,852						6	16	15			5	7	4	2	5		3	3	14	2	4	6			6	27	7	8					2			19	92	12	20	40	14	16	6	10	12	26						20				16	155	19			6	11	16	29			11	6			7		4	12	6				8	3	3	42	3	5	346	8		19	6	30		11	55	25	15		21	22	10	31		6	33			16	12	100		38	39		9	5		138	48	11		7	1,852
Buildings & Improvements	13,168						35	340	30	34	256	32	39	65	19	44	79	24	20	45	38	39	53	22	92	65	79	30	109	27	161	17	129	25	48	36	87	242	95	164	251	259	44	46	43	26	140	32	69	548	50	36	43	51	56	66	205	152	118	704	34	22	125	105	468	30	50	240	60	165	62	16	455	33	84	40	369	39	93	51	29	60	307	60	32	529	38	352	10	48	208	29	95	314	173	138	76	221	76	70	146	104	104	117	65	97	91	107	296	116	61	178	55	67	39	44	139	145	126	39	47	13,148	20
Total	15,020		13,749		13,076	13,115	41	356	45	34	256	37	46	69	21	49	79	27	23	59	40	43	59	22	92	71	106	37	117	27	161	17	129	27	48	36	106	334	107	184	291	273	60	52	53	38	166	32	69	548	50	36	63	51	56	66	221	307	137	704	34	28	136	121	497	30	50	251	66	165	62	23	455	37	96	46	369	39	93	59	32	63	349	63	37	875	46	352	29	54	238	29	106	369	198	153	76	242	98	80	177	104	110	150	65	97	107	119	396	116	99	217	55	76	44	44	277	193	137	39	54	15,000	20
Accumulated Depreciation	$ 4,306		$ 3,834		$ 3,404	$ 3,075	$ 15	$ 103	$ 19	$ 14	$ 75	$ 17	$ 19	$ 41	$ 9	$ 16	$ 32	$ 11	$ 12	$ 23	$ 14	$ 21	$ 24	$ 14	$ 19	$ 24	$ 31	$ 14	$ 39	$ 14	$ 71	$ 12	$ 4	$ 13	$ 39	$ 19	$ 37	$ 56	$ 34	$ 58	$ 43	$ 99	$ 24	$ 26	$ 31	$ 1	$ 52	$ 26	$ 56	$ 14	$ 24	$ 17	$ 21	$ 22	$ 26	$ 42	$ 96	$ 4	$ 52	$ 436	$ 23	$ 10	$ 65	$ 3	$ 165	$ 12	$ 21	$ 87	$ 29	$ 63	$ 27	$ 2	$ 156	$ 15	$ 41	$ 20	$ 188	$ 16	$ 67	$ 10	$ 11	$ 32	$ 48	$ 9	$ 5	$ 79	$ 7	$ 53	$ 2	$ 9	$ 59	$ 22	$ 31	$ 63	$ 60	$ 59	$ 36	$ 105	$ 18	$ 27	$ 54	$ 40	$ 37	$ 4	$ 12	$ 15	$ 16	$ 17	$ 40	$ 19	$ 12	$ 26	$ 18	$ 12	$ 19	$ 20	$ 27	$ 5	$ 18	$ 30	$ 22	$ 4,293	$ 13
Date of Completion of Construction							-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	2000	-	-	-	-	-	2002	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-		-
Date Acquired							1996	1998	1976	1996	2002	1996	1992	1998	1989	1997	1997	1996	1989	1994	1998	1996	1994	1983	2004	1998	1998	1993	1998	1983	1997	1991	2011	1986	1984	1998	1998	2003	1998	1998	2006	1997	1990	1994	1996	2010	2003	1993	1997	2011	1997	1995	1994	1998	1998	1986	1996	2011	1997	1986	1984	1975	1975	2011	1997	1987	1995	1995	1994	1996	1995	2006	1996	1998	1994	1994	1989	1996	1989	2004	1988	1998	2006	2006	1986	2006	2006	2006	2006	2006	1998	2000	-	2003	1998	1996	1997	1996	-	1998	1998	1998	1998	2010	2006	2006	2006	2006	2006	2006	2006	2006	2006	2006	1996	1995	2006	2010	2006	1970	1994		various
Depreciation Life							40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	31	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	35	40	40	40	40	40	40	40	34	40	40	40	40	40	35	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40		40

[1]	The amount of the assets stated above securing mortgage debt represents the book value of real estate assets, net of accumulated depreciation. These amounts do not represent the current fair value of the assets.